UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08207

T. Rowe Price Tax-Efficient Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

August 31, 2026

Tax-Efficient Equity Fund

Investor Class (PREFX)

This semi-annual shareholder report contains important information about Tax-Efficient Equity Fund (the "fund") for the period of March 1, 2026 to August 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Efficient Equity Fund - Investor Class	$45	0.84%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$1,515,319
Number of Portfolio Holdings	400
Table Summary

Portfolio Turnover Rate	9.9%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	53.6%
Communication Services	14.9
Industrials & Business Services	7.8
Consumer Discretionary	7.1
Health Care	6.6
Financials	6.1
Consumer Staples	1.8
Energy	0.8
Materials	0.6
Other	0.7

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA	14.2%
Alphabet	10.2
Apple	7.3
Microsoft	6.2
Broadcom	4.7
Micron Technology	2.7
Eli Lilly	2.6
Meta Platforms	2.6
Tesla	2.4
Advanced Micro Devices	2.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F136-053 10/26

Tax-Efficient Equity Fund

Investor Class (PREFX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

August 31, 2026

Tax-Efficient Equity Fund

I Class (TEEFX)

This semi-annual shareholder report contains important information about Tax-Efficient Equity Fund (the "fund") for the period of March 1, 2026 to August 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Efficient Equity Fund - I Class	$36	0.68%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$1,515,319
Number of Portfolio Holdings	400
Table Summary

Portfolio Turnover Rate	9.9%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	53.6%
Communication Services	14.9
Industrials & Business Services	7.8
Consumer Discretionary	7.1
Health Care	6.6
Financials	6.1
Consumer Staples	1.8
Energy	0.8
Materials	0.6
Other	0.7

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA	14.2%
Alphabet	10.2
Apple	7.3
Microsoft	6.2
Broadcom	4.7
Micron Technology	2.7
Eli Lilly	2.6
Meta Platforms	2.6
Tesla	2.4
Advanced Micro Devices	2.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1091-053 10/26

Tax-Efficient Equity Fund

I Class (TEEFX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
August 31, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PREFX Tax-Efficient Equity
Fund
TEEFX Tax-Efficient Equity
Fund–
.
I Class

T. ROWE PRICE Tax-Efficient Equity Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
8/31/26
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
NET ASSET
VALUE
Beginning of period $ 83 .57 $ 74 .06 $ 63 .27 $ 44 .43 $ 52 .30 $ 51 .35
Investment
activities
Net investment
income (loss)
(1)(2)
( 0 .15 ) ( 0 .26 ) ( 0 .20 ) ( 0 .05 ) 0 .01 ( 0 .14 )
Net realized and
unrealized gain/
loss 9 .85 9 .77 11 .63 19 .24 ( 7 .51 ) 2 .36
Total from
investment
activities 9 .70 9 .51 11 .43 19 .19 ( 7 .50 ) 2 .22
Distributions
Net realized gain — — ( 0 .64 ) ( 0 .35 ) ( 0 .37 ) ( 1 .27 )
NET ASSET
VALUE
End of period $ 93 .27 $ 83 .57 $ 74 .06 $ 63 .27 $ 44 .43 $ 52 .30

T. ROWE PRICE Tax-Efficient Equity Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
8/31/26
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
Ratios/Supplemental Data
Total return
(2)(3)
11 .61% 12 .84% 18 .01% 43 .28% ( 14 .32 ) % 4 .01%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .84%
(4)
0 .82% 0 .82% 0 .83% 0 .85% 0 .76%
Net expenses
after waivers/
payments by
Price Associates 0 .84%
(4)
0 .82% 0 .82% 0 .83% 0 .85% 0 .76%
Net investment
income (loss) ( 0 .34 ) %
(4)
( 0 .32 ) % ( 0 .28 ) % ( 0 .10 ) % 0 .03% ( 0 .25 ) %
Portfolio turnover
rate 9 .9% 17 .0% 8 .0% 16 .8% 21 .2% 9 .6%
Net assets, end
of period (in
thousands) $457,495 $422,850 $392,679 $358,258 $250,733 $412,425
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Tax-Efficient Equity Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
8/31/26
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
NET ASSET
VALUE
Beginning of period $ 84 .02 $ 74 .36 $ 63 .44 $ 44 .53 $ 52 .39 $ 51 .40
Investment
activities
Net investment
income (loss)
(1)(2)
( 0 .08 ) ( 0 .15 ) ( 0 .11 ) 0 .02 0 .09 ( 0 .07 )
Net realized and
unrealized gain/
loss 9 .91 9 .81 11 .67 19 .29 ( 7 .53 ) 2 .33
Total from
investment
activities 9 .83 9 .66 11 .56 19 .31 ( 7 .44 ) 2 .26
Distributions
Net investment
income — — — ( 0 .05 ) ( 0 .05 ) —
Net realized gain — — ( 0 .64 ) ( 0 .35 ) ( 0 .37 ) ( 1 .27 )
Total distributions — — ( 0 .64 ) ( 0 .40 ) ( 0 .42 ) ( 1 .27 )
NET ASSET
VALUE
End of period $ 93 .85 $ 84 .02 $ 74 .36 $ 63 .44 $ 44 .53 $ 52 .39

T. ROWE PRICE Tax-Efficient Equity Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
8/31/26
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
Ratios/Supplemental Data
Total return
(2)(3)
11 .70% 12 .99% 18 .16% 43 .46% ( 14 .18 ) % 4 .08%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .70%
(4)
0 .68% 0 .68% 0 .69% 0 .70% 0 .68%
Net expenses
after waivers/
payments by
Price Associates 0 .68%
(4)
0 .68% 0 .68% 0 .69% 0 .69% 0 .68%
Net investment
income (loss) ( 0 .19 ) %
(4)
( 0 .19 ) % ( 0 .15 ) % 0 .04% 0 .19% ( 0 .12 ) %
Portfolio turnover
rate 9 .9% 17 .0% 8 .0% 16 .8% 21 .2% 9 .6%
Net assets, end
of period (in
thousands) $1,057,824 $943,341 $838,527 $669,527 $454,269 $429,930
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Tax-Efficient Equity Fund
August 31, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.4%
COMMUNICATION SERVICES  14.9%
Diversified Telecommunication Services  0.2%
AST SpaceMobile (1)(2) 6,400 378
Space Exploration Technologies (1) 22,507 3,234
3,612
Entertainment  1.6%
Liberty Media Corp-Liberty Formula One, Class C (1) 3,600 360
Live Nation Entertainment (1) 21,600 3,886
Netflix (1) 169,200 13,714
ROBLOX, Class A (1) 7,000 289
Roku (1) 1,200 188
Sphere Entertainment (1)(2) 800 109
Spotify Technology (1) 6,556 3,564
Take-Two Interactive Software (1) 2,902 637
TKO Group Holdings  8,600 1,570
24,317
Interactive Media & Services  12.8%
Alphabet, Class C  459,580 154,148
Meta Platforms, Class A  67,900 38,862
Reddit, Class A (1) 8,024 1,186
194,196
Media  0.3%
AppLovin, Class A (1) 12,500 3,901
EchoStar, Class A (1)(2) 1,000 86
3,987
Total Communication Services 226,112
CONSUMER DISCRETIONARY  7.1%
Automobiles  2.5%
Ferrari (2) 3,240 1,369
Tesla (1) 100,075 36,823
38,192
Broadline Retail  1.4%
Amazon.com (1) 77,360 20,096
Coupang (1) 12,900 207
eBay  1,400 145
MercadoLibre (1) 500 968
Ollie's Bargain Outlet Holdings (1) 992 75
21,491

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Diversified Consumer Services  0.1%
Service Corp. International (2) 15,880 1,296
1,296
Hotels, Restaurants & Leisure  1.4%
Booking Holdings  36,500 7,267
Cava Group (1) 2,850 187
Chipotle Mexican Grill (1) 6,000 228
Darden Restaurants  3,100 664
Domino's Pizza  300 103
Dutch Bros, Class A (1)(2) 31,400 1,534
Expedia Group  4,300 1,364
Hilton Worldwide Holdings  15,900 5,029
Hyatt Hotels, Class A (2) 3,600 601
Las Vegas Sands  2,500 109
Royal Caribbean Cruises  5,625 1,512
Texas Roadhouse  1,150 225
Viking Holdings (1) 30,776 2,651
Wingstop  400 44
Yum! Brands  2,100 322
21,840
Household Durables  0.0%
SharkNinja (1) 1,350 260
Somnigroup International (2) 1,000 65
325
Specialty Retail  1.5%
Boot Barn Holdings (1) 600 90
Burlington Stores (1) 3,675 955
Carvana (1) 49,125 3,609
Chewy, Class A (1) 4,500 107
Five Below (1) 500 123
Home Depot  21,340 6,996
Murphy USA  500 258
O'Reilly Automotive (1) 14,650 1,301
Ross Stores  4,150 948
TJX  49,877 6,679
Tractor Supply  7,375 257
Ulta Beauty (1) 800 430
Valvoline (1)(2) 9,200 295
Wayfair, Class A (1) 2,600 258
Williams-Sonoma  600 137
22,443

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Textiles, Apparel & Luxury Goods  0.2%
Amer Sports (1) 3,000 92
Birkenstock Holding (1) 2,100 73
Deckers Outdoor (1) 1,100 96
Ralph Lauren  5,600 1,942
Tapestry  6,200 765
2,968
Total Consumer Discretionary 108,555
CONSUMER STAPLES  1.8%
Beverages  0.2%
Celsius Holdings (1)(2) 2,000 63
Coca-Cola  37,000 3,281
Primo Brands (2) 2,000 45
3,389
Consumer Staples Distribution & Retail  1.0%
BJ's Wholesale Club Holdings (1) 2,225 202
Casey's General Stores  1,550 1,166
Costco Wholesale  9,500 8,967
Dollar General  700 89
Performance Food Group (1) 1,100 109
U.S. Foods Holding (1) 9,750 1,022
Walmart  28,000 2,936
14,491
Food Products  0.0%
Freshpet (1) 900 63
McCormick  2,200 119
182
Household Products  0.2%
Colgate-Palmolive  29,000 2,605
2,605
Personal Care Products  0.1%
Estee Lauder, Class A  11,200 1,146
1,146
Tobacco  0.3%
Philip Morris International  24,700 4,626
4,626
Total Consumer Staples 26,439

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
ENERGY  0.8%
Energy Equipment & Services  0.0%
TechnipFMC  3,300 258
258
Oil, Gas & Consumable Fuels  0.8%
Cameco  3,500 346
Cheniere Energy  2,250 656
Diamondback Energy  9,900 1,985
EQT  2,100 114
HF Sinclair  5,150 523
Marathon Petroleum  500 187
Ovintiv  4,600 302
Permian Resources, Class A  7,700 179
Targa Resources  23,400 6,872
Texas Pacific Land  1,000 374
Uranium Energy (1)(2) 10,000 122
11,660
Total Energy 11,918
FINANCIALS  6.1%
Banks  0.0%
East West Bancorp  2,100 266
266
Capital Markets  2.3%
Ameriprise Financial  2,500 1,383
Ares Management, Class A  5,100 730
Bank of New York Mellon  30,350 4,895
Blackrock  2,400 2,774
Cboe Global Markets  300 90
CME Group  9,310 2,658
iCapital, Acquisition Date: 3/10/25 - 4/17/25, Cost $109 (1)(3)(4) 7,765 132
Interactive Brokers Group, Class A  53,000 5,156
Lazard  2,500 108
LPL Financial Holdings  2,200 814
Moody's  6,461 3,261
Morgan Stanley  13,300 2,837
MSCI  4,650 2,654
Nasdaq  1,400 138
Northern Trust  700 130
Robinhood Markets, Class A (1) 11,700 1,226
S&P Global  5,337 2,326
State Street  300 57

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
StepStone Group, Class A (2) 2,300 120
Tradeweb Markets, Class A  14,640 1,577
Virtu Financial, Class A  19,200 1,260
34,326
Consumer Finance  0.0%
FirstCash Holdings  250 54
SLM  3,000 78
132
Financial Services  3.5%
Affirm Holdings (1) 4,900 365
Block (1) 6,500 533
Corpay (1) 2,150 869
Mastercard, Class A  36,200 21,333
Rocket, Class A (1) 1,000 14
Toast, Class A (1) 10,000 341
Visa, Class A  77,600 29,439
52,894
Insurance  0.3%
Allstate  650 168
Arthur J Gallagher  6,100 1,599
Globe Life  1,600 276
Hanover Insurance Group  692 157
Marsh & McLennan  8,500 1,613
3,813
Total Financials 91,431
HEALTH CARE  6.6%
Biotechnology  1.1%
Alnylam Pharmaceuticals (1) 3,174 764
Argenx, ADR (1) 4,343 4,481
Arrowhead Pharmaceuticals (1) 1,400 115
Ascendis Pharma (1) 600 158
BeOne Medicines, ADR (1) 650 234
Bridgebio Pharma (1) 1,700 130
CG oncology (1) 2,100 158
Cogent Biosciences (1) 3,300 116
Cytokinetics (1) 1,700 121
Insmed (1) 6,050 737
Ionis Pharmaceuticals (1)(2) 1,500 91
Krystal Biotech (1) 500 180
Kymera Therapeutics (1)(2) 7,500 891
Madrigal Pharmaceuticals (1) 200 108

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Mirum Pharmaceuticals (1) 1,200 118
Natera (1) 5,950 1,916
Neurocrine Biosciences (1) 1,145 176
Praxis Precision Medicines (1) 400 140
Revolution Medicines (1) 5,100 1,048
Rhythm Pharmaceuticals (1) 1,200 127
Spyre Therapeutics (1) 1,200 107
Summit Therapeutics (1) 4,500 61
Travere Therapeutics (1) 1,800 119
Twist Bioscience (1) 1,000 139
United Therapeutics (1) 200 102
Vaxcyte (1) 1,800 109
Vertex Pharmaceuticals (1) 7,799 4,247
Xenon Pharmaceuticals (1) 2,200 132
16,825
Health Care Equipment & Supplies  0.6%
Boston Scientific (1) 15,000 725
Dexcom (1) 11,278 1,027
Edwards Lifesciences (1) 1,400 127
Glaukos (1) 1,000 180
IDEXX Laboratories (1) 5,262 2,929
Insulet (1) 100 15
Intuitive Surgical (1) 8,991 3,388
8,391
Health Care Providers & Services  1.7%
Billiontoone (1)(2) 900 82
BrightSpring Health Services (1) 41,600 2,429
Cardinal Health  6,175 1,449
Cencora  14,600 4,724
Centene (1) 2,500 161
DaVita (1) 600 106
Encompass Health  23,700 2,849
Guardant Health (1) 1,300 207
HCA Healthcare  5,750 2,383
McKesson  8,500 7,525
Quest Diagnostics  1,300 312
RadNet (1)(2) 1,500 114
Tenet Healthcare (1) 1,400 372
UnitedHealth Group  7,100 2,765
25,478
Health Care Technology  0.2%
Veeva Systems, Class A (1) 7,692 2,198

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Waystar Holding (1) 4,400 115
2,313
Life Sciences Tools & Services  0.4%
Charles River Laboratories International (1) 500 144
Medpace Holdings (1) 4,050 2,406
Mettler-Toledo International (1) 1,313 1,845
Repligen (1)(2) 700 127
Thermo Fisher Scientific  2,719 1,678
West Pharmaceutical Services  400 136
6,336
Pharmaceuticals  2.6%
Axsome Therapeutics (1) 600 119
Corcept Therapeutics (1) 900 102
Elanco Animal Health (1)(2) 5,600 134
Eli Lilly  33,800 39,097
Zoetis  500 39
39,491
Total Health Care 98,834
INDUSTRIALS & BUSINESS SERVICES  7.8%
Aerospace & Defense  3.1%
Arxis, Class A (1)(2) 4,528 234
ATI (1) 1,200 245
Axon Enterprise (1) 4,900 2,776
Boeing (1) 34,400 7,148
BWX Technologies  1,400 213
Carpenter Technology  500 238
Curtiss-Wright  3,500 2,039
FTAI Aviation  5,150 979
General Electric  51,600 17,323
HEICO  4,000 1,325
Howmet Aerospace  35,000 8,573
Karman Holdings (1)(2) 2,600 108
Kratos Defense & Security Solutions (1) 1,500 76
Leonardo DRS  2,200 84
Loar Holdings (1)(2) 1,860 130
Northrop Grumman  2,500 1,349
Rocket Lab (1) 17,550 1,122
StandardAero (1) 3,876 95
TransDigm Group  1,928 2,259
Woodward  500 170
46,486

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Building Products  0.3%
AAON (2) 2,100 159
Madison Air Solutions, Class A (1) 3,092 82
Modine Manufacturing (1) 500 89
Trane Technologies  9,000 4,000
4,330
Commercial Services & Supplies  0.3%
Cintas  11,700 2,361
Clean Harbors (1) 500 158
Republic Services  6,400 1,414
Veralto  13,200 1,301
5,234
Construction & Engineering  0.8%
API Group (1) 4,387 172
Argan  300 128
Comfort Systems USA  3,600 5,564
Construction Partners, Class A (1)(2) 1,100 117
EMCOR Group  900 661
MasTec (1) 1,000 240
Quanta Services  9,150 5,555
12,437
Electrical Equipment  1.5%
DPC Holdings (1) 2,000 84
Eaton  6,200 2,492
GE Vernova  12,200 10,962
Hubbell  7,900 3,579
Innio (1) 2,100 42
nVent Electric  2,100 316
Powell Industries (2) 1,100 198
Rockwell Automation  903 383
Vertiv Holdings, Class A  15,275 3,952
Vicor (1) 5,100 957
22,965
Ground Transportation  0.2%
Old Dominion Freight Line  12,184 2,436
XPO (1) 1,200 233
2,669
Machinery  0.9%
Caterpillar  12,100 9,649
Deere  2,447 1,603
Esab  1,175 89

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Mueller Industries  2,000 125
RBC Bearings (1) 4,600 2,274
Symbotic (1)(2) 2,500 99
Westinghouse Air Brake Technologies  600 171
14,010
Passenger Airlines  0.0%
Delta Air Lines  2,400 187
United Airlines Holdings (1) 1,700 184
371
Professional Services  0.2%
Automatic Data Processing  5,500 1,574
Booz Allen Hamilton Holding  1,626 123
Broadridge Financial Solutions  2,461 449
CACI International, Class A (1)(2) 300 187
Equifax  465 88
ExlService Holdings (1) 2,000 76
Paychex  700 89
Paylocity Holding (1) 1,000 160
Planet Labs (1) 3,000 60
UL Solutions, Class A (2) 8,500 633
Verisk Analytics  1,681 326
3,765
Trading Companies & Distributors  0.5%
Applied Industrial Technologies  500 162
Fastenal  73,000 3,600
Ferguson Enterprises  7,100 1,594
United Rentals  100 104
W.W. Grainger  1,100 1,440
6,900
Total Industrials & Business Services 119,167
INFORMATION TECHNOLOGY  53.0%
Communications Equipment  1.3%
Applied Optoelectronics (1)(2) 1,000 108
Arista Networks (1) 51,600 10,097
Ciena (1) 1,800 689
Lumentum Holdings (1) 5,150 4,711
Motorola Solutions  8,300 4,028
Viavi Solutions (1) 8,900 323
19,956
Electronic Equipment, Instruments & Components  1.4%
Advanced Energy Industries  400 111

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Amphenol, Class A  60,900 9,656
Belden (2) 2,000 229
CDW  6,515 988
Celestica (1) 2,800 838
Cognex  1,600 97
Coherent (1) 1,200 333
Corning  27,100 4,031
Fabrinet (1) 3,900 1,610
Flex (1) 1,000 109
Jabil  800 244
Keysight Technologies (1) 900 290
Sanmina (1) 500 98
TD SYNNEX  2,400 607
TE Connectivity  700 144
Teledyne Technologies (1) 2,300 1,410
TTM Technologies (1) 1,200 143
Zebra Technologies, Class A (1) 246 87
21,025
IT Services  1.0%
Cloudflare, Class A (1) 16,125 4,920
CoreWeave, Class A (1) 1,000 85
DigitalOcean Holdings (1) 3,000 332
MongoDB (1) 1,500 680
Okta (1) 3,000 519
Shopify, Class A (1) 14,000 2,063
Snowflake (1) 19,850 6,579
Twilio, Class A (1) 1,000 236
15,414
Semiconductors & Semiconductor Equipment  28.8%
Advanced Micro Devices (1) 75,051 35,328
Allegro MicroSystems (1)(2) 4,000 145
Analog Devices  21,675 7,849
ARM Holdings, ADR (1) 9,500 2,298
Astera Labs (1) 4,900 1,455
AXT (1)(2) 1,000 61
Broadcom  193,700 71,735
Cerebras Systems, Class A (1) 4,550 838
Credo Technology Group Holding (1) 2,750 622
Entegris  12,600 1,705
FormFactor (1) 2,700 272
GLOBALFOUNDRIES  1,500 67
Impinj (1) 500 87
KLA  71,000 12,457

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Lam Research  57,300 17,275
Lattice Semiconductor (1) 19,127 2,206
MACOM Technology Solutions Holdings (1) 7,800 2,058
Marvell Technology  19,000 4,022
MaxLinear (1) 1,400 84
Microchip Technology  8,100 595
Micron Technology  42,400 40,650
MKS  400 103
Monolithic Power Systems  5,037 6,386
NVIDIA  975,700 215,415
ON Semiconductor (1) 1,200 89
Onto Innovation (1) 700 187
Rambus (1) 1,200 104
Semtech (1) 800 106
SiTime (1) 400 226
Skyworks Solutions  1,900 127
Taiwan Semiconductor Manufacturing, ADR  19,800 8,223
Teradyne  2,850 997
Tower Semiconductor (1) 13,200 2,707
436,479
Software  12.2%
Appfolio, Class A (1)(2) 500 117
Atlassian, Class A (1) 800 155
Autodesk (1) 8,141 2,105
BlackBerry (1) 10,000 81
Cadence Design Systems (1) 13,889 4,705
Canva, Class B, Acquisition Date: 8/16/21 - 11/4/21,
Cost $719 (1)(3)(4) 422 502
Circle Internet Group (1) 1,000 96
Crowdstrike Holdings, Class A (1) 55,600 12,844
Databricks, Class A, Acquisition Date: 7/24/20 - 8/28/20,
Cost $82 (1)(3)(4) 5,133 1,299
Datadog, Class A (1) 22,949 5,440
Descartes Systems Group (1) 1,100 89
Dynatrace (1) 2,448 134
Elastic (1) 750 73
Fair Isaac (1) 700 803
Fortinet (1) 34,500 5,897
Guidewire Software (1) 900 184
HubSpot (1) 1,600 418
Hut 8 (1) 1,000 79
InterDigital (2) 4,793 1,606
Intuit  12,500 4,491

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
JFrog (1) 2,000 200
Manhattan Associates (1) 1,900 424
Microsoft  184,125 93,405
Nebius Group (1)(2) 1,700 351
Nutanix, Class A (1) 1,900 130
Oracle  53,200 7,933
Palantir Technologies, Class A (1) 91,400 17,035
Palo Alto Networks (1) 35,700 13,642
Procore Technologies (1) 2,200 138
Rubrik, Class A (1) 2,600 242
Samsara, Class A (1) 45,000 1,838
ServiceNow (1) 29,000 4,292
Snyk, Acquisition Date: 9/3/21, Cost $144 (1)(3)(4) 10,031 42
Socure, Acquisition Date: 12/22/21, Cost $159 (1)(3)(4) 9,912 141
Synopsys (1) 7,328 3,221
Tyler Technologies (1) 400 149
Zscaler (1) 2,000 377
184,678
Technology Hardware, Storage & Peripherals  8.3%
Apple  347,000 109,947
Dell Technologies, Class C  8,500 3,876
Everpure, Class A (1) 7,850 730
NetApp  1,400 259
Sandisk (1) 4,300 6,737
Seagate Technology Holdings  6,000 4,970
126,519
Total Information Technology 804,071
MATERIALS  0.6%
Chemicals  0.4%
CF Industries Holdings  1,100 143
Ecolab  5,400 1,529
Linde  3,050 1,493
Sensient Technologies  1,100 149
Sherwin-Williams  6,314 2,139
Solstice Advanced Materials  1,500 95
5,548
Containers & Packaging  0.0%
Packaging Corp. of America  600 140
140
Metals & Mining  0.2%
Almonty Industries (1) 4,050 72

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Anglogold Ashanti  3,200 359
Kinross Gold  59,477 1,825
MP Materials (1)(2) 1,900 104
Steel Dynamics  3,400 791
3,151
Total Materials 8,839
REAL ESTATE  0.5%
Health Care Real Estate Investment Trusts  0.1%
Ventas, REIT  18,000 1,641
1,641
Real Estate Management & Development  0.0%
CBRE Group, Class A (1) 1,400 204
204
Retail Real Estate Investment Trusts  0.1%
Simon Property Group, REIT  4,800 1,019
1,019
Specialized Real Estate Investment Trusts  0.3%
Iron Mountain, REIT  21,700 2,503
Lamar Advertising, Class A, REIT  14,250 2,124
4,627
Total Real Estate 7,491
UTILITIES  0.2%
Electric Utilities  0.0%
IDACORP (2) 3,300 450
NRG Energy  1,300 143
593
Independent Power & Renewable Electricity
Producers  0.2%
Talen Energy (1)(2) 400 118
Vistra  18,400 2,528
2,646
Total Utilities 3,239
Total Common Stocks (Cost $697,664) 1,506,096
CONVERTIBLE PREFERRED STOCKS  0.6%
INFORMATION TECHNOLOGY  0.6%
Software  0.6%
Canva, Series A, Acquisition Date: 11/4/21, Cost $43 (1)(3)(4) 25 30

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Databricks, Series F, Acquisition Date: 10/22/19, Cost $223 (1)
(3)(4) 15,573 3,940
Databricks, Series G, Acquisition Date: 2/1/21, Cost $252 (1)
(3)(4) 4,257 1,077
Databricks, Series H, Acquisition Date: 8/31/21, Cost $818 (1)
(3)(4) 11,136 2,817
DataRobot, Series G, Acquisition Date: 6/11/21, Cost $186 (1)
(3)(4) 6,806 7
Rappi, Series E, Acquisition Date: 9/8/20, Cost $523 (1)(3)(4) 8,757 156
Snyk, Series F, Acquisition Date: 9/3/21 - 12/14/22,
Cost $240 (1)(3)(4) 16,810 71
Socure, Series A, Acquisition Date: 12/22/21, Cost $193 (1)(3)
(4) 12,046 172
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $159 (1)
(3)(4) 9,887 141
Socure, Series B, Acquisition Date: 12/22/21, Cost $3 (1)(3)(4) 178 3
Socure, Series E, Acquisition Date: 10/27/21, Cost $368 (1)(3)
(4) 22,915 327
Total Information Technology 8,741
Total Convertible Preferred Stocks (Cost $3,008) 8,741
SHORT-TERM INVESTMENTS  0.1%
Money Market Funds  0.1%
T. Rowe Price Government Reserve Fund, 3.72% (5)(6) 1,255,279 1,255
Total Short-Term Investments (Cost $1,255) 1,255
SECURITIES LENDING COLLATERAL  0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.2%
Money Market Funds 0.2%
T. Rowe Price Treasury Reserve Fund, 3.72% (5)(6) 3,465,298 3,465
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 3,465
Total Securities Lending Collateral (Cost $3,465) 3,465
Total Investments in Securities
100.3% of Net Assets
(Cost $705,392) $ 1,519,557

T. ROWE PRICE Tax-Efficient Equity Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 3. All or a portion of this security is on loan at August 31, 2026.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $10,857 and represents 0.7% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Tax-Efficient Equity Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended August 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.72% $ — $ — $ 25
T. Rowe Price Treasury Reserve Fund, 3.72% — — — ++
Totals $ — # $ — $ 25 +
Supplementary Investment Schedule
Affiliate
Value
2/28/26
Purchase
Cost
Sales
Cost
Value
8/31/26
T. Rowe Price Government
Reserve Fund, 3.72% $ 1,822 ¤ ¤ $ 1,255
T. Rowe Price Treasury
Reserve Fund, 3.72% 1,714 ¤ ¤ 3,465
Total $ 4,720 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $25 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $4,720.

T. ROWE PRICE Tax-Efficient Equity Fund
August 31, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $705,392) $ 1,519,557
Receivable for shares sold 461
Dividends receivable 420
Other assets 33
Total assets 1,520,471
Liabilities
Obligation to return securities lending collateral 3,465
Investment management fees payable 817
Payable for shares redeemed 281
Payable for investment securities purchased 231
Due to affiliates 45
Payable to directors 1
Other liabilities 312
Total liabilities 5,152
Commitments and Contingent Liabilities (note 6)
NET ASSETS $ 1,515,319
Net Assets Consist of:
Total distributable earnings (loss) $ 855,316
Paid-in capital applicable to 16,176,384 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares of the Corporation authorized 660,003
NET ASSETS $ 1,515,319
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $457,495; Shares outstanding: 4,904,930) $ 93.27
I Class
(Net assets: $1,057,824; Shares outstanding: 11,271,454) $ 93.85

T. ROWE PRICE Tax-Efficient Equity Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/26
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $10) $ 3,613
Securities lending 13
Total income 3,626
Expenses
Investment management 4,630
Shareholder servicing
Investor Class $ 330
I Class 69 399
Prospectus and shareholder reports
Investor Class 5
I Class 6 11
Proxy and annual meeting 240
Custody and accounting 117
Registration 34
Legal and audit 13
Directors 2
Miscellaneous 9
Waived / paid by Price Associates (108)
Total expenses 5,347
Net investment loss (1,721)
Realized and Unrealized Gain / Loss –
Net realized gain on securities 77,858
Change in net unrealized gain / loss on securities 81,922
Net realized and unrealized gain / loss 159,780
INCREASE IN NET ASSETS FROM OPERATIONS $ 158,059

T. ROWE PRICE Tax-Efficient Equity Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/26
Year
Ended
2/28/26
Increase (Decrease) in Net Assets
Operations
Net investment loss $ (1,721) $ (3,046)
Net realized gain 77,858 76,495
Change in net unrealized gain / loss 81,922 82,578
Increase in net assets from operations 158,059 156,027
Capital share transactions
*
Shares sold
Investor Class 146,386 215,089
I Class 26,515 62,819
Shares redeemed
Investor Class (159,586) (234,289)
I Class (22,246) (64,661)
Decrease in net assets from capital share
transactions (8,931) (21,042)
Net Assets
Increase during period 149,128 134,985
Beginning of period 1,366,191 1,231,206
End of period $ 1,515,319 $ 1,366,191
*Share information (000s)
Shares sold
Investor Class 1,627 2,559
I Class 294 777
Shares redeemed
Investor Class (1,782) (2,801)
I Class (250) (827)
Decrease in shares outstanding (111) (292)

T. ROWE PRICE Tax-Efficient Equity Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Tax-Efficient Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Tax-Efficient Equity
Fund (the fund) is an open-end management investment company established by the corporation. During the reporting period, the fund’s classification changed from diversified to nondiversified. The fund seeks to maximize after-
tax growth of capital through investments primarily in common stocks. The fund has two classes of shares: the Tax-Efficient Equity Fund (Investor Class)
and the Tax-Efficient Equity Fund–I Class (I Class). I Class shares require a
$500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair

T. ROWE PRICE Tax-Efficient Equity Fund

market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended August 31, 2026, the fund realized $97,175,000 of net gain on
$127,389,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In September 2026, the FASB issued Accounting
Standards Update (ASU) ASU 2026-03, Fair Value Measurement (Topic 820)
– Investment Companies with Equity Securities Subject to Contractual Sale
Restrictions, which requires investment companies within the scope of ASC
946 to consider contractual sale restrictions on the sale of an equity security when measuring the fair value of the security and to disclose the amount of the discount attributable to the contractual sale restriction. The amendments under the ASU are effective for fiscal years beginning after December 15, 2027;
however, early adoption is permitted. Adoption of the guidance is not expected to have a material impact on the fund’s financial statements.

T. ROWE PRICE Tax-Efficient Equity Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed

T. ROWE PRICE Tax-Efficient Equity Fund

using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree

T. ROWE PRICE Tax-Efficient Equity Fund

of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,503,980 $ — $ 2,116 $ 1,506,096
Convertible Preferred Stocks — — 8,741 8,741
Short-Term Investments 1,255 — — 1,255
Securities Lending Collateral 3,465 — — 3,465
Total $ 1,508,700 $ — $ 10,857 $ 1,519,557

T. ROWE PRICE Tax-Efficient Equity Fund

less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At August 31, 2026, the value of loaned securities was $10,099,000; the aggregate value of collateral was $10,387,000 and consisted of cash collateral and related investments of $3,465,000 and U.S.
government securities of $6,922,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $260,009,000 and
$142,718,000, respectively, for the six months ended August 31, 2026.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

T. ROWE PRICE Tax-Efficient Equity Fund

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of February 28, 2026, the fund had
$33,944,000 of available capital loss carryforwards.
At August 31, 2026, the cost of investments (including derivatives, if any) for federal income tax purposes was $705,658,000. Net unrealized gain aggregated
$813,899,000 at period-end, of which $822,002,000 related to appreciated investments and $8,103,000 related to depreciated investments.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in

T. ROWE PRICE Tax-Efficient Equity Fund

excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At August 31, 2026, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended August 31, 2026 as indicated
in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $122,000 remain subject to repayment

T. ROWE PRICE Tax-Efficient Equity Fund

by the fund at August 31, 2026. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended August 31, 2026, expenses incurred pursuant to these service agreements were $63,000 for Price
Associates and $135,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Treasury Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Investor
Class I Class
Expense limitation/I Class Limit 0.99% 0.05%
Expense limitation date 04/30/27 04/30/27
(Waived)/repaid during the period ($000s) $— $(108)

T. ROWE PRICE Tax-Efficient Equity Fund

Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended August 31, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot

T. ROWE PRICE Tax-Efficient Equity Fund

be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Tax-Efficient Equity Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics and information provided to it by the Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the
T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Tax-Efficient Equity Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Tax-Efficient Equity Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund) (“group fee rate assets”) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. The group fee schedule is graduated so the group fee rate decreases as total group fee rate assets increase and the group fee rate increases as total group fee rate assets decrease. As a result, shareholders benefit from overall growth in T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class and
I Class with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees and total expenses of the fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Tax-Efficient Equity Fund

(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses.
The information provided to the Board for the fund’s Investor Class indicated that the contractual management fee ranked in the second quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group) and second quintile (Expense Universe), and the fund’s total expenses ranked in the second quintile (Expense Group and Expense Universe). The information provided to the Board for the fund’s I Class indicated that the contractual management fee ranked in the second quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group) and second quintile (Expense
Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate,
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Tax-Efficient Equity Fund

the Board considered the differences in the nature of the services required for the
Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F136-051 10/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Efficient Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 16, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	October 16, 2026